Fair Value Disclosures of Financial Assets and Liabilities (Tables)	3 Months Ended
Mar. 31, 2011
Fair Value Disclosures of Financial Assets and Liabilities (Tables) [Abstract]
Balances of assets and liabilities measured at fair value on a recurring basis
The tables below present the balances of assets and liabilities measured at fair value on a recurring basis as follows:

	As of March 31, 2011 (Unaudited)
	Carrying amount	Fair value	Level 1	Level 2
Available for sale	10	10	10	—
Unrealized gain on derivatives	504	504	16	488
Debentures	(1,387)	(1,387)	—	(1,387)

	As of December 31
	Carrying amount	Fair value	Level 1	Level 2
Available for sale	12	12	12	—
Unrealized gains on derivatives	257	257	1	256
Debentures	(1,284)	(1,284)	—	(1,284)

Estimated fair value measurement

Our long-term debt is reported at amortized cost, and the income of time deposits is accrued monthly according to the contract rate. The estimated fair value measurement is disclosed as follows:

	As of March 31, 2011 (Unaudited)
	Carrying amount	Fair value	Level 1	Level 2
Time deposits	540	540	—	540
Long-term debt (*)	(23,221)	(23,967)	(17,211)	(6,756)

	As of December 31, 2010
	Carrying amount	Fair value	Level 1	Level 2
Time deposits	1,793	1,793	—	1,793
Long-term debt (*)	(24,071)	(25,264)	(19,730)	(5,534)

(*)	Less accrued charges of US$364 and US$343 as of March 31, 2011 and December 31, 2010, respectively.